Subsequent Events (Details)	May 10, 2024 USD ($) shares	May 08, 2024 $ / shares shares	Apr. 22, 2024 USD ($) $ / shares shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares) | shares										5,000,000	5,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00001	$ 0.00001
Restricted net assets, percentage										25.00%
Cash dividends							$ 350,000	¥ 2,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Annual rental amount						$ 93,217			¥ 660,240
Lease term						12 months
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares) | shares			1,050,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 4
Gross proceeds | $			$ 4,200,000
Received net proceeds | $			$ 1,350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in Shares) | shares		157,500
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares		$ 4
Excess Stock, Shares Issued (in Shares) | shares	157,500
Payments of Stock Issuance Costs | $	$ 630,000
Proceeds from Debt, Net of Issuance Costs | $	$ 570,000
Short-term loan agreement				$ 280,000	¥ 2,000,000
Unsecured short-term loan agreement				$ 1,400,000	¥ 10,000,000
Annual interest rate, percentage				2.95%	2.95%
Maturity date				Feb. 20, 2025	Feb. 20, 2025